Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income taxes paid (refund) [abstract]
Current taxes	€ (1,089)	€ (1,202)
Deferred taxes	218	491
Total	(871)	(711)
Income before tax and investments accounted for using the equity method	€ 2,840	€ 3,582